Acquisitions (Details) - USD ($)	Feb. 28, 2018	Dec. 07, 2017	Feb. 28, 2017
Business Acquisition [Line Items]
Goodwill	$ 0		$ 0
Congo Ltd. Acquisition [Member]
Business Acquisition [Line Items]
Developed Technology, Platform and code base		$ 420,000
Developed Technology, New code base and databases		432,000
Assembled Workforce		35,000
Goodwill		78,000
Total intangibles and goodwill		965,000
Total assets acquired, net		$ 965,000